Cover	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K filed by Renovaro Inc. with the Securities and Exchange Commission (the “SEC”) on October 16, 2024 (the “Original 8-K”). The Original 8-K reported the appointment of certain directors of Renovaro Inc. (the “Company”). Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed solely to provide information called for in Item 5.02(d)(3) of Form 8-K that had not been determined at the time of filing of the Original Form 8-Ks. This Form 8-K/A is being filed to supplement the information contained in the Original 8-K regarding the director committee appointments of: (i) Maurice van Tilburg; (ii) James A. McNulty; (iii) Douglas W. Calder; (iv) and Mark A. Collins, PhD.
Document Period End Date	Oct. 11, 2024
Entity File Number	001-38751
Entity Registrant Name	RENOVARO INC.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2559340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2080 Century Park East
Entity Address, Address Line Two	Suite 906
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(305)
Local Phone Number	918-1980
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RENB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false